Stock options (Narrative) (Details)	12 Months Ended
	Oct. 31, 2018 USD ($) share shares	Oct. 31, 2017 USD ($) share	Oct. 31, 2016 USD ($) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be granted | shares	18,840,000
Stock options maximum term	10 years
Weighted average exercise price | $	$ 0.29	$ 0.37	$ 0.45
Number of stock options issued	6,250,000	6,595,000	4,395,000
Directors and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options issued	700,000	2,500,000
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options issued	1,500,000	390,000